Collection Period Ended 31-Dec-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
41,307,417.75 0.905452
0.00 1.000000
41,307,417.75
Interest & Principal
Payment
0.00
0.00
41,625,931.36
134,708.33
$41,760,639.69
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 18
Collection Period (from... to) 1-Dec-2012 31-Dec-2012
Determination Date 11-Jan-2013
Record Date 14-Jan-2013
Distribution Date
15-Jan-2013
Interest Period of the Class A-1 and A-2 Notes (from... to) 17-Dec-2012 15-Jan-2013 Actual/360 Days 29
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Dec-2012 15-Jan-2013 30/360 Days 30
1-m Libor 0.207500%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 451,000,000.00 449,666,279.22 408,358,861.47 91.590727
Class A-4 Notes
132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
582,166,279.22
540,858,861.47
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 691,124,461.06 649,817,043.31
Yield Supplement Overcollateralization Amount 53,171,320.50 20,855,808.92 19,586,342.51
Pool Balance
1,691,640,220.36
711,980,269.98
669,403,385.82
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes
0.317500% 0.00 0.000000 0.000000
Class A-3 Notes 0.850000% 318,513.61 0.706239 92.296965
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Total
$453,221.94
Available Funds
Distributions
Principal Collections 42,309,660.06 (1) Total Servicing Fee 593,316.89
Interest Collections 2,099,992.35 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 42,614.78 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
209,329.32
(3) Interest Distributable Amount Class A Notes
453,221.94
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 4.94 (6) Regular Principal Distributable Amount 41,307,417.75
Available Collections
44,661,601.45 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
44,661,601.45
(9) Excess Collections to Certificateholders 2,307,644.87
Total Distribution
44,661,601.45
Distribution Detail
Due Paid Shortfall
Monthly Interest Distributable Amount 453,221.94 453,221.94 0.00
Total Servicing Fee 593,316.89 593,316.89 0.00
Total Trustee Fee
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 318,513.61 318,513.61 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 453,221.94 453,221.94 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 41,307,417.75 41,307,417.75 0.00
41,307,417.75 41,307,417.75 0.00 Aggregate Principal Distributable Amount
0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
0.35
minus Net Investment Earnings
0.35
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.35
Net Investment Earnings on the Collection Account 4.59
Investment Earnings for the Collection Period 4.94
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Principal Collections
27,496,999.63
711,980,269.98 41,908
Principal Collections attributable to Full Pay-offs 14,812,660.43
Principal Purchase Amounts 0.00
Principal Gross Losses 267,224.10
Pool Balance end of Collection Period 669,403,385.82 40,616
Pool Factor 39.57%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR
3.62% 3.62%
Weighted Average Number of Remaining Payments
45.89 31.53
Percentage
Current 663,237,666.95 40,339 99.08%
Weighted Average Seasoning (months) 13.28 30.49
Delinquency Profile *
Amount
31-60 Days Delinquent 4,266,137.92 198 0.64%
61-90 Days Delinquent 1,309,937.18 55 0.20%
91-120 Days Delinquent 589,643.77 24 0.09%
Total 669,403,385.82 40,616 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 267,224.10
Principal Net Liquidation Proceeds 42,327.87
Principal Recoveries
206,539.58
Principal Net Losses
18,356.65
Cumulative Principal Net Losses 2,906,110.61
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.172%